Subsequent Events (Details)			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 01, 2026 $ / shares	Feb. 05, 2026 USD ($) $ / shares shares	May 31, 2026 shares	Feb. 28, 2026 USD ($) a $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2026 USD ($)
Subsequent Events
Proceeds from 2025 Private Placement					$ 80,000,000		$ 30,000,000
Area of land | a				100
Purchase of property					$ 53,439	$ 15,155	$ 43,436	$ 2,657
Subsequent Event
Subsequent Events
Unrecorded unconditional purchase obligation									$ 9,200,000
Issuance of common stock to PIPE investors (in shares) | shares		5,333,333	188,701
Purchase price (in dollars per share) | $ / shares		$ 15
Proceeds from 2025 Private Placement		$ 80,000,000
Number of additional shares issuable | shares				188,701
Effective investment price | $ / shares	$ 2.9			$ 3.92
Area of land | a				100
Purchase of property				$ 5,000,000
Subsequent Event | Placement Agent Warrants
Subsequent Events
Number of warrants | shares		129,418
Placement agents and expenses payable		$ 76,000,000